CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Short-term Investments - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Available-for-sale securities	2,300,000
Notes Payable to Bank, Current
Bank notes	2,299,000
China [Member] | Minimum [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Maturity period of bank notes receivable	3 months
China [Member] | Maximum [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS [Line Items]
Maturity period of bank notes receivable	6 months